Debt securities - Schedule of debt instruments by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Financial assets	€ 193,716	€ 163,853	€ 176,554
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 193,716	€ 163,853	€ 176,554
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 45,822	€ 40,239	€ 35,587
Public fixed income
Debt Instruments
Financial assets	147,894	123,614	140,967
AAA | Debt securities
Debt Instruments
Financial assets	€ 18,975	€ 17,729	€ 16,187
Financial assets (as a percent)	9.80%	10.82%	9.17%
AAA | Private fixed income
Debt Instruments
Financial assets	€ 13,481	€ 15,956	€ 14,088
AAA | Public fixed income
Debt Instruments
Financial assets	5,494	1,773	2,099
AA | Debt securities
Debt Instruments
Financial assets	€ 40,044	€ 28,360	€ 20,498
Financial assets (as a percent)	20.67%	17.31%	11.61%
AA | Private fixed income
Debt Instruments
Financial assets	€ 9,542	€ 2,005	€ 1,714
AA | Public fixed income
Debt Instruments
Financial assets	30,502	26,355	18,784
A | Debt securities
Debt Instruments
Financial assets	€ 58,399	€ 52,953	€ 59,883
Financial assets (as a percent)	30.15%	32.32%	33.92%
A | Private fixed income
Debt Instruments
Financial assets	€ 10,058	€ 8,594	€ 6,228
A | Public fixed income
Debt Instruments
Financial assets	48,341	44,359	53,655
BBB | Debt securities
Debt Instruments
Financial assets	€ 35,081	€ 25,538	€ 37,719
Financial assets (as a percent)	18.11%	15.59%	21.36%
BBB | Private fixed income
Debt Instruments
Financial assets	€ 5,181	€ 5,234	€ 6,515
BBB | Public fixed income
Debt Instruments
Financial assets	29,900	20,304	31,204
Below BBB | Debt securities
Debt Instruments
Financial assets	€ 36,631	€ 34,407	€ 38,595
Financial assets (as a percent)	18.91%	21.00%	21.86%
Below BBB | Private fixed income
Debt Instruments
Financial assets	€ 2,974	€ 3,584	€ 3,431
Below BBB | Public fixed income
Debt Instruments
Financial assets	33,657	30,823	35,164
Unrated | Debt securities
Debt Instruments
Financial assets	€ 4,586	€ 4,866	€ 3,672
Financial assets (as a percent)	2.37%	2.97%	2.08%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 4,586	€ 4,866	€ 3,611
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 0	€ 0	€ 61